Segment and Geographic Area Information - Schedule of Segment Operating Profit to Consolidated Net Income (loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Provision for depreciation and amortization	$ (283)	$ (277)	$ (272)
Restructuring and other charges	(84)	(21)	(23)
Operating income	2,046	1,633	1,203
Loss on debt redemption	(15)	(6)	(2)
Interest expense, net	(151)	(182)	(218)
Other expense, net (F)	(40)	(62)	(8)
Income before income taxes	1,840	1,383	975
Operating segments
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	2,507	2,009	1,587
Provision for depreciation and amortization	(277)	(270)	(262)
Restructuring and other charges	(83)	(19)	(20)
Corporate
Segment Reporting Information [Line Items]
Restructuring and other charges	(84)	(21)	(23)
Corporate expense	$ (100)	$ (85)	$ (99)